Multisector Bond SMA Completion Portfolio
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multisector Bond SMA Completion Portfolio, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 27.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 5.1%
Bank of America Corp.(a)
09/15/2029	5.819%	130,000	132,197
Life Insurance 5.8%
Metropolitan Life Global Funding I(b)
08/25/2025	4.050%	150,000	147,665
Pharmaceuticals 5.4%
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	140,000	138,110
Retailers 5.0%
Amazon.com, Inc.
12/01/2025	4.600%	130,000	129,159
Technology 5.7%
Microsoft Corp.
11/03/2025	3.125%	150,000	146,017
Total Corporate Bonds & Notes (Cost $694,181)			693,148

Residential Mortgage-Backed Securities - Agency 77.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
06/13/2054	3.500%	400,000	350,680
06/13/2054	4.000%	750,000	680,590
06/13/2054	4.500%	500,000	468,171
06/13/2054	5.000%	500,000	481,182
Total Residential Mortgage-Backed Securities - Agency (Cost $1,981,521)			1,980,623

Money Market Funds 64.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(d),(e)	1,649,633	1,649,303
Total Money Market Funds (Cost $1,648,754)		1,649,303
Total Investments in Securities (Cost: $4,324,456)		4,323,074
Other Assets & Liabilities, Net		(1,756,498)
Net Assets		2,566,576
At May 31, 2024, securities and/or cash totaling $237,600 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	6	09/2024	USD	634,781	—	(476)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(4)	09/2024	USD	(435,188)	929	—
U.S. Treasury Ultra Bond	(2)	09/2024	USD	(244,875)	3,083	—
Total					4,012	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 41	Morgan Stanley	06/20/2029	1.000	Quarterly	1.633	USD	1,000,000	6,401	—	—	6,401	—
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	3.348	USD	1,500,000	15,637	—	—	15,637	—
Total								22,038	—	—	22,038	—

Multisector Bond SMA Completion Portfolio  | 2024

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2024 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $147,665, which represents 5.75% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	1,158,101	1,735,288	(1,244,242)	156	1,649,303	(23)	68,405	1,649,633
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multisector Bond SMA Completion Portfolio  | 2024

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3QT308_08_P01_(07/24)